NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details 1) - Aircraft	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	5
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		2	[1]
Airbus A330-200 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1
Airbus A320-200 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1
ATR42-300 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	1

[1]	One aircraft leased to DHL.